Property Plant And Equipment - Segment breakup - (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	CAD 73,493.0	CAD 71,259.0
Assets under construction and not subject to depreciation	15,900.0	16,000.0
Finance leases	1,319.0	1,134.0
Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	56,961.0	54,541.0
Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	8,017.0	8,038.0
Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	8,231.0	8,378.0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	114,848.0	107,678.0	CAD 93,712.0
Cost | Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	79,625.0	73,882.0
Cost | Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	21,007.0	20,058.0
Cost | Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	13,137.0	12,741.0
Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(41,355.0)	(36,419.0)	(32,561.0)
Accumulated provision | Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(22,664.0)	(19,341.0)
Accumulated provision | Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(12,990.0)	(12,020.0)
Accumulated provision | Refining and Marketing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(4,906.0)	(4,363.0)
Oil and Gas properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	18,234.0	18,079.0
Oil and Gas properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	36,209.0	34,141.0	32,635.0
Oil and Gas properties | Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(17,975.0)	(16,062.0)	(14,442.0)
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	55,259.0	53,180.0
Plant and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	78,639.0	73,537.0	61,077.0
Plant and Equipment | Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	(23,380.0)	(20,357.0)	CAD (18,119.0)
Corporate Energy Trading And Eliminations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	284.0	302.0
Corporate Energy Trading And Eliminations | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	1,079.0	997.0
Corporate Energy Trading And Eliminations | Accumulated provision
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment..	CAD (795.0)	CAD (695.0)